RELATED PARTIES BALANCES AND TRANSCATIONS - Schedule of Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Trade receivables	$ 0	$ 266
Trade payables	(169)	(177)
Enigma.art LLC
Disclosure of transactions between related parties [line items]
Trade receivables	0	266
Falcon Uru LLC
Disclosure of transactions between related parties [line items]
Trade payables	$ (169)	$ (177)